Revenue Recognition	6 Months Ended
Jan. 31, 2014
Revenue Recognition
3.	Revenue Recognition

The Company’s revenues from its three product lines are the result of separate, individual deliverables:

Type of Revenues Earned
		Professional	Maintenance
Product Line	Equipment/Software	Services	Contracts
Cortelco Products and Services	Individual sale	Individual sale	-
CSPR Products and Services	Individual sale	Individual sale	Individual sale
CSPR Telephony Billing	-	Individual sale	-

Cortelco sells corded and cordless analog and digital telephones capable of operating in the multiple PBX, Key System and Centrex environments primarily through stocking distributors.

Telephony billing revenues from the resale of Puerto Rico Telephone services are recognized monthly as services are provided to customers.

The Company records shipping and handling fees billed to customers as revenue, and shipping and handling costs incurred with the delivery of products as cost of sales.

Revenues from our products are recognized only when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price to the customer is fixed or determinable, and collectability is reasonably assured. Generally, revenue is recognized (i) upon shipment for equipment and software, (ii) as work is performed for professional services, and (iii) in equal periodic amounts over the term of the contract for software and hardware maintenance.

Cortelco Systems Holding Corp [Member]
Revenue Recognition
3.	Revenue Recognition

The Company’s revenues from its three product lines are the result of separate, individual deliverables:

Type of Revenues Earned
		Professional	Maintenance
Product Line	Equipment/Software	Services	Contracts
Cortelco Products and Services	Individual sale	Individual sale	-
CSPR Products and Services	Individual sale	Individual sale	Individual sale
CSPR Telephony Billing	-	Individual sale	-

Cortelco sells corded and cordless analog and digital telephones capable of operating in the multiple PBX, Key System and Centrex environments primarily through stocking distributors.

Telephony billing revenues from the resale of Puerto Rico Telephone services are recognized monthly as services are provided to customers.

The Company records shipping and handling fees billed to customers as revenue, and shipping and handling costs incurred with the delivery of products as cost of sales.

Revenues from our products are recognized only when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price to the customer is fixed or determinable, and collectability is reasonably assured. Generally, revenue is recognized (i) upon shipment for equipment and software, (ii) as work is performed for professional services, and (iii) in equal periodic amounts over the term of the contract for software and hardware maintenance.